Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,125,000
Previously Paid Amount	0.00
Total Fee Amount	172.24
Total Offset Amount	0.00
Net Fee	172.24
Narrative - Max Aggregate Offering Price	$ 1,125,000
Final Prospectus	true